Average Annual Total Returns{- Franklin Strategic Mortgage Portfolio} - Franklin Strategic Mortgage Portfolio-21 - Franklin Strategic Mortgage Portfolio	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays U.S. MBS Fixed Rate Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays U.S. MBS Fixed Rate Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays U.S. MBS Fixed Rate Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	FTSE U.S. Broad Investment-Grade Mortgage Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	FTSE U.S. Broad Investment-Grade Mortgage Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	FTSE U.S. Broad Investment-Grade Mortgage Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(0.55%)	1.79%	2.89%	(1.36%)	0.64%	1.58%	(0.33%)	0.85%	1.65%	(0.31%)	2.05%	3.15%	1.82%	2.18%	2.86%	3.74%		3.03%	[1]	3.49%	2.84%	3.52%	3.87%	3.05%	3.02%	4.03%	3.13%	3.06%

[1]	2. Since inception August 1, 2017.